Financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Disclosure of redeemable preference shares with no fixed redemption date
	December 31, 2021		December 31, 2020
	Number of shares	$	$
Balance, beginning of year	137,400,000	78,299	108,025
Fair value adjustment for the year	-	(873)	7,774
Redemption of preferred shares during the year	(5,000,000)	(5,000)	(37,500)
Balance, end of year	132,400,000	72,426	78,299